SEGMENT REPORTING - Sales by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Sales	$ 70,615	$ 76,033	$ 68,679
Total Americas
Disclosure of geographical areas [line items]
Sales	27,286	29,068	26,036
United States
Disclosure of geographical areas [line items]
Sales	15,238	16,271	14,367
Brazil
Disclosure of geographical areas [line items]
Sales	5,094	4,982	4,149
Canada
Disclosure of geographical areas [line items]
Sales	3,004	3,563	3,034
Mexico
Disclosure of geographical areas [line items]
Sales	1,941	1,970	2,251
Argentina
Disclosure of geographical areas [line items]
Sales	814	960	1,230
Others
Disclosure of geographical areas [line items]
Sales	1,195	1,322	1,005
Total Europe
Disclosure of geographical areas [line items]
Sales	35,368	38,263	33,918
Germany
Disclosure of geographical areas [line items]
Sales	5,694	6,757	5,933
Poland
Disclosure of geographical areas [line items]
Sales	3,957	4,518	3,746
France
Disclosure of geographical areas [line items]
Sales	4,114	4,431	4,051
Spain
Disclosure of geographical areas [line items]
Sales	3,855	4,265	3,751
Italy
Disclosure of geographical areas [line items]
Sales	4,317	3,333	2,711
Czech Republic
Disclosure of geographical areas [line items]
Sales	1,244	1,782	1,400
Turkey
Disclosure of geographical areas [line items]
Sales	1,499	1,683	1,937
United Kingdom
Disclosure of geographical areas [line items]
Sales	1,434	1,471	1,370
Belgium
Disclosure of geographical areas [line items]
Sales	1,617	1,309	1,129
Netherlands
Disclosure of geographical areas [line items]
Sales	1,142	1,209	1,117
Russia
Disclosure of geographical areas [line items]
Sales	876	1,144	1,204
Romania
Disclosure of geographical areas [line items]
Sales	720	708	621
Others
Disclosure of geographical areas [line items]
Sales	4,899	5,653	4,948
Total Asia & Africa
Disclosure of geographical areas [line items]
Sales	7,961	8,702	8,725
South Africa
Disclosure of geographical areas [line items]
Sales	2,260	2,742	2,560
Morocco
Disclosure of geographical areas [line items]
Sales	583	628	596
Egypt
Disclosure of geographical areas [line items]
Sales	309	206	310
Rest of Africa
Disclosure of geographical areas [line items]
Sales	1,278	1,257	1,033
China
Disclosure of geographical areas [line items]
Sales	676	608	622
Kazakhstan
Disclosure of geographical areas [line items]
Sales	470	496	392
South Korea
Disclosure of geographical areas [line items]
Sales	380	365	259
India
Disclosure of geographical areas [line items]
Sales	95	92	163
Rest of Asia
Disclosure of geographical areas [line items]
Sales	1,910	2,308	2,790
Luxembourg
Disclosure of geographical areas [line items]
Sales	$ 151	$ 162	$ 111